Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	$ 10,095,421	$ 309,020,850	$ 237,193,286	$ 219,630,270
Write-downs of inventories	$ 32,046	$ 980,927	$ 398,824	$ 451,780